Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
ASSETS
Cash and cash equivalents		¥ 137,488	$ 19,660	¥ 108,350
Short-term investments		75,744	10,831	125,645
Investments in subsidiaries and consolidated VIEs | ¥		31,680		34,294
Total assets		695,201	99,412	698,234
LIABILITIES
Long-term debts		41,675	5,959	31,705
Accrued expenses and other liabilities		50,045	7,157	45,985
Total liabilities		401,418	57,402	384,937
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,865,069,999 Class A ordinary shares issued and 2,587,296,615 outstanding, 322,483,772 Class B ordinary shares issued and 316,136,640 outstanding as of December 31, 2024; 2,496,519,005 Class A ordinary shares issued and 2,426,347,757 outstanding, 321,776,028 Class B ordinary shares issued and 315,499,494 outstanding as of December 31, 2025.)	[1]	0	0	0
Additional paid-in capital		141,515	20,236	182,404
Statutory reserves		7,617	1,089	6,688
Treasury stock		(7,874)	(1,126)	(27,739)
Retained earnings		84,957	12,149	76,573
Accumulated other comprehensive income/(loss)		(1,175)	(168)	1,421
Total JD.com, Inc. shareholders' equity		225,040	32,180	239,347
Total liabilities, mezzanine equity and shareholders' equity		¥ 695,201	$ 99,412	¥ 698,234
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)		100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)		2,496,519,005	2,496,519,005	2,865,069,999
Ordinary shares, shares outstanding (in shares)		2,426,347,757	2,426,347,757	2,587,296,615
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)		321,776,028	321,776,028	322,483,772
Ordinary shares, shares outstanding (in shares)		315,499,494	315,499,494	316,136,640
Parent company
ASSETS
Cash and cash equivalents		¥ 5,707	$ 816	¥ 646
Short-term investments		0	0	5,191
Internal balance		2,613	373	35,639
Investments in subsidiaries and consolidated VIEs		248,355	35,514	230,090
Prepayments and other assets		76	11	65
Total assets		256,751	36,714	271,631
LIABILITIES
Unsecured senior notes		24,434	3,494	24,898
Long-term debts		7,029	1,005	7,188
Accrued expenses and other liabilities		248	35	198
Total liabilities		31,711	4,534	32,284
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,865,069,999 Class A ordinary shares issued and 2,587,296,615 outstanding, 322,483,772 Class B ordinary shares issued and 316,136,640 outstanding as of December 31, 2024; 2,496,519,005 Class A ordinary shares issued and 2,426,347,757 outstanding, 321,776,028 Class B ordinary shares issued and 315,499,494 outstanding as of December 31, 2025.)	[1]	0	0	0
Additional paid-in capital		141,515	20,236	182,404
Statutory reserves		7,617	1,089	6,688
Treasury stock		(7,874)	(1,126)	(27,739)
Retained earnings		84,957	12,149	76,573
Accumulated other comprehensive income/(loss)		(1,175)	(168)	1,421
Total JD.com, Inc. shareholders' equity		225,040	32,180	239,347
Total liabilities, mezzanine equity and shareholders' equity		¥ 256,751	$ 36,714	¥ 271,631
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)		100,000,000,000	100,000,000,000	100,000,000,000
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)		2,496,519,005	2,496,519,005	2,865,069,999
Ordinary shares, shares outstanding (in shares)		2,426,347,757	2,426,347,757	2,587,296,615
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)		321,776,028	321,776,028	322,483,772
Ordinary shares, shares outstanding (in shares)		315,499,494	315,499,494	316,136,640

[1]	Absolute value is less than RMB1 million or US$1 million.